Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of material related party transactions

			For the years ended December 31,
			2016	2017	2018
			RMB	RMB	RMB	US$
Services received from:	(i	)
Tencent Group			39,069	48,094	70,867	10,307
Kingsoft Group			61,374	45,173	19,532	2,841
Xiaomi Group			59,377	61,042	7,356	1,070
Services provided to:	(ii	)
Tencent Group			153,650	58,669	197,992	28,797
Beijing OrionStar			—	10,920	21,903	3,186
Loans and investments provided to:
Beijing OrionStar (Note 4)			—	264,768	203,216	29,557
Pixiu Group			—	—	33,620	4,890
Shenzhen Feipai			—	5,000	13,000	1,891
Capital injection received from:
Matrix Partners			—	151,419	—	—

(i)

The Group entered into agreements with Kingsoft Group, Xiaomi Group and Tencent Group, pursuant to which these entities provided services including corporate, technology support and leasing services to the Group.

(ii)	The Group entered into a series of agreements with Tencent Group and Beijing OrionStar to provide online marketing services and technical support services.

Amount due from related parties
Schedule of material related party transactions

	As of December 31,
	2017	2018
	RMB	RMB	US$
Tencent Group	11,598	52,338	7,612
Pixiu Group	—	39,968	5,813
Beijing OrionStar	12,227	31,450	4,574
Kingsoft Group	16,227	10,570	1,537
Xiaomi Group	13,395	—	—
Other related parties (i)	5,821	13,803	2,009

Total	59,268	148,129	21,545

Amount due to related parties
Schedule of material related party transactions

	As of December 31,
	2017	2018
	RMB	RMB	US$
Tencent Group	36,591	17,462	2,540
Kingsoft Group	16,146	11,937	1,736
Beijing OrionStar	2,761	4,732	688
Xiaomi Group	26,072	—	—
Other related parties	240	3,167	461

Total	81,810	37,298	5,425

All the balances with related parties as of December 31, 2017 and 2018 were unsecured and repayable on demand. Provision (reversal) for doubtful accounts for the years ended December 31, 2016, 2017 and 2018 were RMB8,282, RMB(7,312) and RMB105 (US$15), respectively.

(i)

Between 2017 and 2018, the Group made convertible loans of RMB5,000 and RMB13,000 (US$1,891) to a related-party. The conversion features and the put option were considered as embedded derivatives that do not meet the criteria to be bifurcated and were accounted for together with the loan receivable. In accordance with ASC 810, Consolidation, the related-party is a variable interest entity, as it does not have sufficient equity at risk to fully fund the construction of all assets required for principal operations. As of December 31, 2018, total amount of the convertible loans has been impaired. The Group is not considered as the primary beneficiary, as it does not have power to direct the activities of the related-party that most significantly impact its economic performance.